FIXED ASSETS (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Machinery and equipment (2-3 years)	$ 386,355	$ 355,272	$ 412,238
Leasehold improvements (5 years)	3,612	3,612	3,612
Furniture and fixtures (5 years)	26,854	26,855	58,051
Software and websites	0	0	35,830
Less: accumulated depreciation	(299,011)	(257,068)	(379,259)
Property and equipment, net	$ 121,047	$ 128,671	$ 130,472